Credit facility (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Credit Risk [Abstract]
Schedule of credit facilities

The Company has provided its senior lenders with a general security interest in all present and after acquired personal property of the Company, including certain pledged financial instruments, cash and cash equivalents.

	As at
	December 31, 2023	December 31, 2022

Credit facility - funds drawn	49,405	46,180